Fair Value Of Assets And Liabilities	12 Months Ended
Dec. 31, 2011
Fair Value Of Assets And Liabilities [Abstract]
Fair Value Of Assets And Liabilities
(20)	Fair Value of Assets and Liabilities

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company groups financial assets and liabilities measured at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The majority of instruments fall into the Level 1 or 2 fair value hierarchy. Valuation methodologies for the fair value hierarchy are as follows.

Level 1 – Quoted market prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain Treasury securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 – Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques as well as instruments for which the determination of fair value requires significant management judgment or estimation.

A financial instrument's categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The aggregate fair value amounts presented below do not represent the underlying fair value of the Company. The following methods and assumptions were used by the Company in estimating fair value for its financial instruments.

(a) Cash and Cash Equivalents

Cash and cash equivalents include cash and due from banks, overnight funds sold and due from FRB, and interest-bearing deposits in other banks. The carrying amount approximates fair value.

(b) Investment Securities Available for Sale

Fair values are based on published market prices where available. If quoted market prices are not available, then fair values are estimated by using pricing models, quoted prices of securities with similar characteristics, or discounted cash flow. Investment securities available for sale are carried at their aggregate fair value.

(c) Loans Held For Sale

The carrying value of loans held for sale is a reasonable estimate of fair value since loans held for sale are expected to be sold within a short period.

(d) Loans

To determine the fair values of loans other than those listed as nonaccrual, we use discounted cash flow analyses. In these analyses, we use discount rates that are similar to the interest rates and terms currently being offered to borrowers of similar terms and credit quality. We believe our disclosures provide fair values that are more indicative of an entry price. This technique does not contemplate an exit price. We do not record loans at fair value on a recurring basis. We record fair value adjustments to loans on a nonrecurring basis to reflect full and partial charge-offs due to impairment. For nonaccrual loans, we use a variety of techniques to measure fair value, such as using the current appraised value of the collateral, discounting the contractual cash flows, and analyzing market data that we may adjust due to the specific characteristics of the loan or collateral.

(e) Interest Receivable and Interest Payable

The carrying amount approximates fair value.

(f) Bank-Owned Life Insurance

The carrying amount approximates fair value.

(g) Deposits

The fair values disclosed for demand deposits (for example, interest and noninterest demand and savings accounts) are, by definition, equal to the amount payable on demand at the reporting date (this is, their carrying values). The carrying amounts of variable-rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies market interest rates on comparable instruments to a schedule of aggregated expected monthly maturities on time deposits.

(h) Borrowings

The fair value of borrowings is estimated using discounted cash flow analysis based on the rates currently offered for borrowings of similar remaining maturities and collateral requirements. These include other borrowings, overnight funds purchased, and FHLB borrowings.

(i) Commitments to Extend Credit and Standby Letters of Credit

The only amounts recorded for commitments to extend credit and standby letters of credit are the deferred fees arising from these unrecognized financial instruments. These deferred fees are not deemed significant at December 31, 2011 and 2010, and as such, the related fair values have not been estimated.

The estimated fair value (in thousands) of the Company's financial instruments at December 31, 2011 and 2010 were as follows.

	2011		2010
	Carrying	Estimated	Carrying	Estimated
	Value	Fair Value	Value	Fair Value
Assets:
Cash and due from banks	$18,241	$18,241	$17,726	$17,726
Interest-bearing deposits in other banks	1,295	1,295	2,342	2,342
Overnight funds sold and due from FRB	118,531	118,531	440,844	440,844
Investment securities available for sale	284,470	284,470	334,237	334,237
Loans held for sale	63,171	63,171	22,499	22,499
Loans, net	1,429,786	1,464,121	1,801,514	1,849,773
Interest receivable	6,329	6,329	7,278	7,278
Bank-owned life insurance	51,579	51,579	50,213	50,213
Liabilities:
Deposits	1,798,034	1,769,449	2,420,161	2,408,466
FHLB borrowings	195,941	196,038	213,353	224,262
Other borrowings	40,617	40,617	49,853	51,762
Interest payable	3,751	3,751	3,644	3,644

Recurring Basis

The Company measures or monitors certain of its assets and liabilities on a fair value basis. Fair value is used on a recurring basis for those assets and liabilities that were elected as well as for certain assets and liabilities in which fair value is the primary basis of accounting. The following table reflects the fair value (in thousands) of assets and liabilities measured and recognized at fair value on a recurring basis in the consolidated balance sheet at December 31, 2011 and 2010.

	2011
	Assets / Liabilities Measured at	Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Investment securities available for sale:
U.S. agency securities	$49,920	$—	$49,920	$—
Mortgage-backed securities	229,936	—	229,936	—
State and municipal securities	608	—	608	—
Corporate securities	2,696	—	2,696	—
Equity securities	1,310	200	—	1,110

Total investment securities available for sale	284,470	200	283,160	1,110
Derivative loan commitments	549	—	—	549
Loans held for sale	63,171	—	63,171	—

	2010
	Assets / Liabilities Measured at	Fair Value Measurements Using
	Fair Value	Level 1	Level 2	Level 3
Investment securities available for sale:
U.S. agency securities	$88,702	$—	$88,702	$—
Mortgage-backed securities	243,348	—	243,348	—
Equity securities	2,187	769	—	1,418

Total investment securities available for sale	334,237	769	332,050	1,418
Derivative loan commitments	952	—	—	952
Loans held for sale	22,499	—	22,499	—

The following table shows a rollforward of fair value (in thousands) by level and category for the year ended December 31, 2011.

	Activity in Fair Value Measurements Twelve Months Ended December 31, 2011
	Investment Securities Available for Sale			Derivative Loan Commitments	Loans Held for Sale
Description	Level 1	Level 2	Level 3	Level 3	Level 2
Balance, December 31, 2010	$769	$332,050	$1,418	$952	$22,499
Unrealized (gains) losses included in:
Earnings	(93)	1,481	(308)	—	—
Other comprehensive gain (loss)	(117)	6,149	—	—	—
Purchases	—	121,859	—	—	427,377
Sales	(359)	(69,553)	—	—	(386,705)
Issuances	—	—	—	—	—
Settlements	—	(108,826)	—	(403)	—
Transfers in	—	—	—	—	—
Transfers out	—	—	—	—	—

Balance, December 31, 2011	$200	$283,160	$1,110	$549	$63,171

The following describe the valuation techniques used to measure fair value for our assets and liabilities which are re-measured on a recurring basis.

Investment Securities Available for Sale. Where quoted prices are available in an active market, securities are classified within Level 1 of the valuation hierarchy. Level 1 securities would include highly liquid government bonds, mortgage products, and exchange traded equities. If quoted market prices are not available, then fair values are estimated by using pricing models or quoted prices of securities with similar characteristics. Level 2 securities would include Agency securities, mortgage-backed securities, obligations of states and political subdivisions, and certain corporate, asset-backed, and other securities valued using third party quoted prices in markets that are not active. In certain cases where there is limited activity or less transparency around inputs to the valuation, securities are classified within Level 3 of the valuation hierarchy.

Derivative Loan Commitments. The Company enters into commitments to originate mortgage loans whereby the interest rate is fixed prior to funding. These commitments, in which the Company intends to sell in the secondary market, are considered freestanding derivatives. These are carried at fair value and are included in other assets at December 31, 2011 and 2010.

Loans Held For Sale. The Company sells loans to outside investors. Fair value of mortgage loans held for sale is estimated based on the commitments into which individual loans will be delivered. Carrying value of loans held for sale approximates fair value.

Nonrecurring Basis

Certain assets, primarily impaired loans, are measured at fair value on a nonrecurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment). The adjustments are based on appraisals of underlying collateral or other observable market prices when current appraisals or observable market prices are available. Where we do not have a current appraisal, an existing appraisal or other valuation would be utilized after discounting it to reflect current market conditions, and, as such, may include significant management assumptions and input with respect of the determination of fair value.

To assist in the discounting process, a valuation matrix was developed to provide valuation guidance for collateral dependent loans and foreclosed real estate where it was deemed that an existing appraisal was outdated as to current market conditions. The matrix applies discounts to external appraisals depending on the type of real estate and age of the appraisal. The discounts are generally specific point estimates; however in some cases, the matrix allows for a small range of values. The discounts were based in part upon externally derived statistical data. The discounts were also based upon management's knowledge of market conditions and prices of sales of foreclosed real estate. In addition, matrix value adjustments may be made by our independent appraisal group to reflect property value trends within specific markets as well as actual sales data from market transactions and/or foreclosed real estate sales. In the case where an appraisal is greater than two years old for collateral dependent impaired loans and foreclosed real estate, it is the Company's policy to classify these as Level 3 within the fair value hierarchy; otherwise, they are classified as Level 2. The average age of appraisals for Level 3 valuations of collateral dependent loans was 3.81 years as of December 31, 2011. Management periodically reviews the discounts in the matrix as compared to valuations from updated appraisals and modifies the discounts should updated appraisals reflect valuations significantly different than those derived utilizing the matrix. To date, management believes the appraisal discount matrix has resulted in appropriate adjustments of existing appraisals thereby providing management with reasonable valuations for the collateral underlying the loan portfolio. The following table presents the carrying amount (in thousands) for impaired loans and adjustments made to fair value during the respective reporting periods.

	Assets Measured at	Fair Value Measurements at December 31, 2011 Using
	Fair Value	Level 1	Level 2	Level 3	Total Losses
Impaired loans	$70,932	$—	$54,785	$16,147	$—

	Assets Measured at	Fair Value Measurements at December 31, 2010 Using
	Fair Value	Level 1	Level 2	Level 3	Total Losses
Impaired loans	$159,741	$—	$133,861	$25,880	$—

Our nonfinancial assets and nonfinancial liabilities that are recognized or disclosed at fair value on a nonrecurring basis relate to foreclosed real estate and repossessed assets. The amounts below represent the carrying values (in thousands) for our foreclosed real estate and repossessed assets made to fair value during the respective reporting periods.

	Assets Measured at	Fair Value Measurements at December 31, 2011 Using
	Fair Value	Level 1	Level 2	Level 3	Total Losses
Foreclosed real estate and repossessed assets	$63,613	$—	$63,613	$—	$22,096

	Assets Measured at	Fair Value Measurements at December 31, 2010 Using
	Fair Value	Level 1	Level 2	Level 3	Total Losses
Foreclosed real estate and repossessed assets	$59,423	$—	$59,423	$—	$11,228

The following describes the valuation techniques used to measure fair value for our nonfinancial assets and liabilities classified as nonrecurring.

Foreclosed Real Estate and Repossessed Assets. The adjustments to foreclosed real estate and repossessed assets are based primarily on appraisals of the real estate or other observable market prices. Our policy is that fair values for these assets are based on current appraisals. In most cases, we maintain current appraisals for these items. Where we do not have a current appraisal, an existing appraisal would be utilized after discounting it to reflect current market conditions, and, as such, may include significant management assumptions and input with respect to the determination of fair value. As described above, we utilize a valuation matrix to assist in this process.